UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-09377

            The Gabelli Dividend Growth Fund (formerly, The Gabelli Blue Chip Value Fund)

(Exact name of registrant as specified in charter)

One Corporate Center

                            Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund
Semiannual Report — June 30, 2012

Morningstar® rated The Gabelli Dividend Growth Fund Class AAA Shares 4 stars overall,
5 stars for the ten year period, 3 stars for the five year period, and 2 stars for the three year period ended June 30, 2012 among 1,539, 838, 1,346, and 1,539 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli Dividend Growth Fund increased 5.9% compared with the increase of 9.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (8/26/99)
Class AAA (GABBX)	5.91%	0.78%	(0.85)%	7.32%	3.97%
S&P 500 Index	9.49	5.45	0.22	5.33	2.11(d)
Lipper Large Cap Value Fund Average	7.60	(0.19)	(2.20)	4.33	2.14
Class A (GBCAX)	5.91	0.72	(0.84)	7.35	3.99
With sales charge (b)	(0.18)	(5.07)	(2.01)	6.72	3.52
Class C (GBCCX)	5.56	0.07	(1.57)	6.66	3.47
With contingent deferred sales charge (c)	4.56	(0.93)	(1.57)	6.66	3.47
Class I (GBCIX)	6.03	0.99	(0.59)	7.54	4.14

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, C, and I Shares are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with this class of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	S&P 500 Index since inception performance is as of August 31, 1999.

The Gabelli Dividend Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Dividend Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,059.10	2.00%	$10.24
Class A	$1,000.00	$1,059.10	2.00%	$10.24
Class C	$1,000.00	$1,055.60	2.75%	$14.06
Class I	$1,000.00	$1,060.30	1.75%	$ 8.96
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.92	2.00%	$10.02
Class A	$1,000.00	$1,014.92	2.00%	$10.02
Class C	$1,000.00	$1,011.19	2.75%	$13.75
Class I	$1,000.00	$1,016.16	1.75%	$ 8.77

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The Gabelli Dividend Growth Fund

Financial Services	13.0%
Health Care	12.6%
Energy	11.9%
Food and Beverage	7.4%
U.S. Government Obligations	6.7%
Specialty Chemicals	6.7%
Diversified Industrial	5.8%
Energy Services	5.3%
Telecommunications	4.8%
Metals and Mining	4.2%
Computer Software and Services	3.9%
Electronics	3.7%

Business Services	3.3%
Paper and Forest Products	2.4%
Entertainment	1.8%
Environmental Services	1.4%
Water	1.3%
Cable	1.2%
Consumer Products	1.2%
Computer Hardware	1.1%
Agriculture	0.4%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 93.4%
	Agriculture — 0.4%
1,000	Monsanto Co.	$59,350	$82,780

	Business Services — 3.3%
13,500	Diebold Inc.	444,996	498,285
10,800	Thomson Reuters Corp.	321,037	307,260

		766,033	805,545

	Cable — 1.2%
22,500	Cablevision Systems Corp., Cl. A	328,027	299,025

	Computer Hardware — 1.1%
15,300	Cisco Systems Inc.	280,188	262,701

	Computer Software and Services — 3.9%
500	Apple Inc.†	279,501	292,000
21,000	Microsoft Corp.	573,074	642,390

		852,575	934,390

	Consumer Products — 1.2%
5,300	Tupperware Brands Corp.	258,372	290,228

	Diversified Industrial — 5.8%
28,000	General Electric Co.	488,174	583,520
10,000	Honeywell International Inc.	323,863	558,400
5,000	Tyco International Ltd.	206,735	264,250

		1,018,772	1,406,170

	Electronics — 3.7%
21,600	Intel Corp.	490,713	575,640
10,800	Texas Instruments Inc.	202,032	309,852

		692,745	885,492

	Energy — 11.9%
2,700	Chevron Corp.	187,531	284,850
11,050	ConocoPhillips	424,479	617,474
7,000	Exxon Mobil Corp.	496,868	598,990
13,500	Great Plains Energy Inc.	283,972	289,035
6,000	NextEra Energy Inc.	329,136	412,860
4,500	ONEOK Partners LP	220,824	241,875
4,525	Phillips 66†	94,838	150,411
9,000	Spectra Energy Corp.	265,273	261,540

		2,302,921	2,857,035

	Energy Services — 5.3%
12,000	Enterprise Products Partners LP	539,630	614,880
10,300	Halliburton Co.	234,130	292,417
8,100	Transocean Ltd.	505,781	362,313

		1,279,541	1,269,610

	Entertainment — 1.8%
9,000	The Walt Disney Co.	307,957	436,500

	Environmental Services — 1.4%
10,000	Waste Management Inc.	316,772	334,000

Shares		Cost	Market Value

	Financial Services — 13.0%
4,500	American Express Co.	$124,768	$261,945
3,600	BlackRock Inc.	573,009	611,352
10,000	Citigroup Inc.	311,248	274,100
2,200	CME Group Inc.	583,156	589,842
22,500	H&R Block Inc.	355,378	359,550
15,000	JPMorgan Chase & Co.	479,905	535,950
15,000	Morgan Stanley	258,212	218,850
9,000	Waddell & Reed Financial Inc., Cl. A	241,506	272,520

		2,927,182	3,124,109

	Food and Beverage — 7.4%
6,300	Diageo plc, ADR	533,228	649,341
12,000	Kraft Foods Inc., Cl. A	318,678	463,440
5,000	Nestlé SA, ADR	282,788	298,700
5,400	PepsiCo Inc.	345,768	381,564

		1,480,462	1,793,045

	Health Care — 12.6%
19,487	Bristol-Myers Squibb Co.	458,554	700,558
5,400	Covidien plc	176,245	288,900
9,000	Eli Lilly & Co.	368,327	386,190
9,000	Johnson & Johnson	562,445	608,040
11,950	Merck & Co. Inc.	279,642	498,912
24,490	Pfizer Inc.	426,259	563,270

		2,271,472	3,045,870

	Metals and Mining — 4.2%
12,900	Freeport-McMoRan Copper & Gold Inc.	465,422	439,503
12,000	Newmont Mining Corp.	605,617	582,120

		1,071,039	1,021,623

	Paper and Forest Products — 2.4%
20,000	International Paper Co.	570,727	578,200

	Specialty Chemicals — 6.7%
6,500	Air Products & Chemicals Inc.	471,154	524,745
12,000	E. I. du Pont de Nemours and Co.	456,742	606,840
15,000	The Dow Chemical Co.	424,451	472,500

		1,352,347	1,604,085

	Telecommunications — 4.8%
12,000	Verizon Communications Inc.	349,212	533,280
22,500	Vodafone Group plc, ADR	561,398	634,050

		910,610	1,167,330

	Water — 1.3%
9,000	American Water Works Co. Inc.	264,166	308,520

	TOTAL COMMON STOCKS	19,311,258	22,506,258

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 6.7%
$1,610,000	U.S. Treasury Bills, 0.095% to 0.130%††, 08/16/12 to 12/06/12	$1,609,511	$1,609,646

	TOTAL INVESTMENTS — 100.1%	$20,920,769	24,115,904

	Other Assets and Liabilities (Net) — (0.1)%		(12,559)

	NET ASSETS — 100.0%		$24,103,345

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $20,920,769)	$24,115,904
Receivable for Fund shares sold	2,115
Dividends receivable	51,457
Prepaid expenses	39,882

Total Assets	24,209,358

Liabilities:
Payable to custodian	39,942
Payable for Fund shares redeemed	9,685
Payable for investment advisory fees	18,166
Payable for distribution fees.	4,751
Payable for shareholder communications expenses	18,172
Payable for legal and audit fees	10,051
Other accrued expenses	5,246

Total Liabilities	106,013

Net Assets
(applicable to 1,661,736 shares outstanding)	$24,103,345

Net Assets Consist of:
Paid-in capital	$21,070,066
Accumulated net investment income	138,087
Accumulated net realized loss on investments	(299,943)
Net unrealized appreciation on investments	3,195,135

Net Assets	$24,103,345

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($19,542,179 ÷ 1,345,901 shares outstanding)	$14.52
Class A:
Net Asset Value and redemption price per share ($1,087,280 ÷ 74,925 shares outstanding)	$14.51
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.40
Class C:
Net Asset Value and offering price per share ($764,342 ÷ 55,203 shares outstanding)	$13.85	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($2,709,544 ÷ 185,707 shares outstanding)	$14.59

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,621)	$379,774
Interest	474

Total Investment Income	380,248

Expenses:
Investment advisory fees	121,203
Distribution fees - Class AAA	24,816
Distribution fees - Class A	1,451
Distribution fees - Class C	3,496
Registration expenses	23,530
Shareholder communications expenses	16,921
Shareholder services fees	16,799
Trustees’ fees	15,065
Legal and audit fees	10,343
Custodian fees	5,679
Interest expense	293
Miscellaneous expenses	7,256

Total Expenses	246,852

Less:
Expenses reimbursed by Adviser (See Note 3)	(4,691)

Net Expenses	242,161

Net Investment Income	138,087

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	940,619

Net change in unrealized appreciation on investments	338,673

Net Realized and Unrealized Gain on Investments	1,279,292

Net Increase in Net Assets Resulting from Operations	$1,417,379

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$138,087	$78,154
Net realized gain on investments	940,619	1,673,919
Net change in unrealized appreciation/depreciation on investments	338,673	(1,900,698)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,417,379	(148,625)

Distributions to Shareholders:
Net investment income
Class AAA	—	(63,166)
Class A	—	(5,315)
Class I	—	(10,120)

Total Distributions to Shareholders	—	(78,601)

Shares of Beneficial Interest Transactions:
Class AAA	(3,202,274)	(3,421,822)
Class A	(442,924)	311,720
Class B*	(9,141)	(65,497)
Class C	134,573	176,998
Class I	794,552	253,982

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(2,725,214)	(2,744,619)

Redemption Fees	500	307

Net Decrease in Net Assets	(1,307,335)	(2,971,538)
Net Assets:
Beginning of period	25,410,680	28,382,218

End of period (including undistributed net investment income of $138,087 and $0, respectively)	$24,103,345	$25,410,680

*	Class B Shares were fully redeemed and closed on January 4, 2012.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions										Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital(b)	Total Distributions		Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment (c)		Portfolio Turnover Rate
Class AAA
2012(d)	$13.71	$0.08		$0.73	$0.81	—	—		—	—		$0.00	$14.52	5.9%	$19,542	1.13	%(e)	2.04	%(e)	2.00	%(e)	12%
2011	13.82	0.04		(0.11)	(0.07)	$(0.04)	—		—	$(0.04)		0.00	13.71	(0.5)	21,551	0.28		2.00		2.00	(f)	45
2010	12.25	(0.02)		1.59	1.57	—	—		—	—		—	13.82	12.8	25,152	(0.14)		2.12		2.00		42
2009	9.40	(0.00	)(b)	2.88	2.88	(0.03)	—		$(0.00)	(0.03)		0.00	12.25	30.6	26,045	0.04		2.13		2.01		76
2008	14.21	0.03		(4.82)	(4.79)	(0.02)	$(0.00	)(b)	—	(0.02)		0.00	9.40	(33.7)	18,136	0.23		2.02		2.00		90
2007	14.77	0.05		(0.03)	0.02	(0.04)	(0.54)		—	(0.58)		0.00	14.21	0.1	32,011	0.33		1.78		1.78		41
Class A
2012(d)	$13.70	$0.08		$0.73	$0.81	—	—		—	—		$0.00	$14.51	5.9%	$1,087	1.07	%(e)	2.04	%(e)	2.00	%(e)	12%
2011	13.82	0.04		(0.11)	(0.07)	$(0.05)	—		—	$(0.05)		0.00	13.70	(0.5)	1,451	0.32		2.00		2.00	(f)	45
2010	12.25	(0.02)		1.59	1.57	—	—		—	—		—	13.82	12.8	1,153	(0.14)		2.12		2.00		42
2009	9.41	(0.01)		2.89	2.88	(0.04)	—		$(0.00)	(0.04)		0.00	12.25	30.6	1,404	(0.07)		2.13		2.01		76
2008	14.23	0.03		(4.82)	(4.79)	(0.03)	$(0.00	)(b)	—	(0.03)		0.00	9.41	(33.7)	111	0.24		2.02		2.00		90
2007	14.80	0.05		(0.04)	0.01	(0.04)	(0.54)		—	(0.58)		0.00	14.23	0.1	103	0.32		1.78		1.78		41
Class C
2012(d)	$13.12	$0.03		$0.70	$0.73	—	—		—	—		$0.00	$13.85	5.6%	$764	0.40	%(e)	2.79	%(e)	2.75	%(e)	12%
2011	13.28	(0.05)		(0.11)	(0.16)	—	—		—	—		0.00	13.12	(1.2)	600	(0.41)		2.75		2.75	(f)	45
2010	11.86	(0.11)		1.53	1.42	—	—		—	—		—	13.28	12.0	424	(0.90)		2.87		2.75		42
2009	9.15	(0.09)		2.80	2.71	—	—		—	—		0.00	11.86	29.6	300	(0.82)		2.88		2.76		76
2008	13.91	(0.06)		(4.70)	(4.76)	—	$(0.00	)(b)	—	$(0.00	)(b)	0.00	9.15	(34.2)	64	(0.50)		2.77		2.75		90
2007	14.54	(0.05)		(0.04)	(0.09)	—	(0.54)		—	(0.54)		0.00	13.91	(0.7)	63	(0.37)		2.53		2.53		41
Class I
2012(d)	$13.76	$0.10		$0.73	$0.83	—	—		—	—		$0.00	$14.59	6.0%	$2,710	1.43	%(e)	1.79	%(e)	1.75	%(e)	12%
2011	13.87	0.08		(0.11)	(0.03)	$(0.08)	—		—	$(0.08)		0.00	13.76	(0.2)	1,800	0.57		1.75		1.75	(f)	45
2010	12.26	0.01		1.60	1.61	—	—		—	—		0.00	13.87	13.1	1,575	0.11		1.87		1.75		42
2009	9.41	0.03		2.87	2.90	(0.05)	—		$(0.00)	(0.05)		0.00	12.26	30.9	844	0.28		1.88		1.76		76
2008	14.23	0.06		(4.83)	(4.77)	(0.05)	$(0.00	)(b)	—	(0.05)		0.00	9.41	(33.5)	665	0.52		1.77		1.75		90
2007	14.80	0.09		(0.04)	0.05	(0.08)	(0.54)		—	(0.62)		0.00	14.23	0.3	1	0.59		1.53		1.53		41

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2007. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.77% (Class AAA and Class A), 2.52% (Class C), and 1.52% (Class I), respectively. For the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, and 2008, the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively.

(d)	For the six months ended June 30, 2012, unaudited.
(e)	Annualized.
(f)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $13,570 in the year ended December 31, 2011, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.95% (Class AAA and Class A) 2.70% (Class C), and 1.70% (Class I).

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. Effective November 1, 2011, The Gabelli Blue Chip Fund changed its name to The Gabelli Dividend Growth Fund with a corresponding change in the name of each of its Classes of Shares. Coincident with the Board’s approval of these name changes, the Board also adopted a change to one of the Fund’s non-fundamental investment policies in order to give the portfolio manager enhanced investment management flexibility. The Fund will invest at least 80% of its net assets, under normal market circumstances, in dividend-paying stocks. The Fund’s primary objective is long-term growth of capital.

The Fund was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 1999.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 1 - Quoted Prices	$22,506,258
Level 2 - Other Significant Observable Inputs	1,609,646

Total	$24,115,904

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2012 or December 31, 2011.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was $78,601 of ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2017	$1,074,484

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$21,010,084	$3,528,534	$(422,714)	$3,105,820

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) until at least May 1, 2013, at no more than 2.00%, 2.00%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2012, the Adviser reimbursed the Fund $4,691. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund, after giving effect to the reimbursement, would not exceed the foregoing limitations. At June 30, 2012, the cumulative amount which the Fund may repay the Adviser is $22,964.

For the year ended December 31, 2010, expiring December 31, 2012	$18,273
For the six months ended June 30, 2012, expiring December 31, 2014	4,691

$22,964

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $2,869,334 and $6,205,518, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $2,865 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally the Distributor retained a total of $618 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. A reimbursement was not sought by the Adviser during the six months ended June 30, 2012.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $21,659 with a weighted average interest rate of 1.40%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $1,389,000.

8. Shares of Beneficial Interest. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares were fully redeemed on January 4, 2012.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $500 and $307, respectively.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	80,942	$1,171,953	160,795	$2,250,475
Shares issued upon reinvestment of distributions	—	—	4,324	58,801
Shares redeemed	(306,557)	(4,374,227)	(413,953)	(5,731,098)

Net decrease	(225,615)	$(3,202,274)	(248,834)	$(3,421,822)

Class A
Shares sold	9,426	$135,726	59,137	$815,899
Shares issued upon reinvestment of distributions	—	—	386	5,253
Shares redeemed	(40,354)	(578,650)	(37,058)	(509,432)

Net increase/(decrease)	(30,928)	$(442,924)	22,465	$311,720

Class B*
Shares redeemed	(687)	$(9,141)	(5,215)	$(65,497)

Net decrease	(687)	$(9,141)	(5,215)	$(65,497)

Class C
Shares sold	14,066	$197,366	21,063	$272,995
Shares redeemed	(4,576)	(62,793)	(7,274)	(95,997)

Net increase	9,490	$134,573	13,789	$176,998

Class I
Shares sold	66,218	$957,466	51,826	$738,004
Shares issued upon reinvestment of distributions	—	—	721	9,847
Shares redeemed	(11,304)	(162,914)	(35,277)	(493,869)

Net increase	54,914	$794,552	17,270	$253,982

*	Class B shares were fully redeemed on January 4, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 28, 2012, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of large-cap core funds. The Independent Board Members noted that the Fund’s performance was at or in the top half of the large-cap core funds peer group for the one, three, and five year periods. The Independent Directors also noted that the Fund’s performance was of less relevance than usually is the case due to the recent change in investment strategy.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within these groups. The Independent Board Members also noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Dividend Growth Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio
Executive Officer,	Manager,
GAMCO Investors, Inc.	Gabelli-O’Connor Fixed Income
Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice	Medical Director,
President	Lawrence Hospital
and Chief Financial Officer,
KeySpan Corp.

Officers and Portfolio Manager

Barbara G. Marcin, CFA	Bruce N. Alpert
Portfolio Manager	President and Acting Chief Compliance Officer
Agnes Mullady Secretary and Treasurer

Custodian, Transfer Agent, and

Dividend Disbursing Agent

State Street Bank and Trust Company

Distributor

G.distributors, LLC

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

The

Gabelli

Dividend

Growth

Fund

Morningstar® rated The Gabelli Dividend Growth Fund Class AAA Shares 4 stars overall, 5 stars for the ten year period, 3 stars for the five year period, and 2 stars for the three year period ended June 30, 2012 among 1,539, 838, 1,346, and 1,539 Large Blend funds, respectively. Morningstar Rating™ is based on risk-adjusted returns.

SEMIANNUAL REPORT

JUNE 30, 2012

GAB402Q212SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Dividend Growth Fund (formerly, The Gabelli Blue Chip Value Fund)

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

* Print the name and title of each signing officer under his or her signature.